Supplement dated February 24, 2021
to the Prospectus and Summary Prospectus, as supplemented, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Acorn Trust
Columbia Acorn Fund	May 1, 2020
Effective March 1, 2021 (the Effective Date), the portfolio manager information under the caption “Fund Management” in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Matthew A. Litfin, CFA	Director of Research (U.S.) and Portfolio Manager	Lead Portfolio Manager or Co-Portfolio Manager since 2016	2015
Erika K. Maschmeyer, CFA	Portfolio Manager and Analyst	Co-Portfolio Manager since 2019	2016
The rest of the section remains the same.
On the Effective Date, the information about the portfolio managers under the caption “Primary Service Providers - Portfolio Managers” in the “More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Matthew A. Litfin, CFA	Director of Research (U.S.) and Portfolio Manager	Lead Portfolio Manager or Co-Portfolio Manager since 2016	2015
Erika K. Maschmeyer, CFA	Portfolio Manager and Analyst	Co-Portfolio Manager since 2019	2016
Mr. Litfin has been associated with the Investment Manager since 2015, was a Vice President of the Trust from March 2016 to March 2019, and has been a Co-President of the Trust since March 2019. Prior to joining the Investment Manager, Mr. Litfin served as a portfolio manager and analyst for funds that invested in small- and mid-cap companies. Mr. Litfin began his investment career in 1993 and earned a B.S. from the University of Tennessee and an M.B.A. from Harvard University.
Ms. Maschmeyer has been associated with the Investment Manager as an investment professional since 2016, and has been a Vice President of the Trust since March 2020. Prior to joining the Investment Manager, Ms. Maschmeyer was a research analyst at an investment advisory firm where she was responsible for U.S. consumer discretionary/staples investments. Ms. Maschmeyer began her investment career in 2001 and earned a B.A. from Denison University and an M.B.A from the University of Chicago.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP110_12_008_(02/21)

Supplement dated February 24, 2021
to the Prospectus and Summary Prospectus, as supplemented, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Acorn Trust
Columbia Acorn USA	May 1, 2020
Effective March 1, 2021 (the Effective Date), the portfolio manager information under the caption “Fund Management” in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Matthew A. Litfin, CFA	Director of Research (U.S.) and Portfolio Manager	Lead Portfolio Manager since 2016	2015
The rest of the section remains the same.
On the Effective Date, the portfolio manager information under the caption “Primary Service Providers - Portfolio Managers” in the “More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Matthew A. Litfin, CFA	Director of Research (U.S.) and Portfolio Manager	Lead Portfolio Manager since 2016	2015
Mr. Litfin has been associated with the Investment Manager since 2015, was a Vice President of the Trust from March 2016 to March 2019, and has been a Co-President of the Trust since March 2019. Prior to joining the Investment Manager, Mr. Litfin served as a portfolio manager and analyst for funds that invested in small- and mid-cap companies. Mr. Litfin began his investment career in 1993 and earned a B.S. from the University of Tennessee and an M.B.A. from Harvard University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP115_12_006_(02/21)